Risk factors (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Restricted cash | $	$ 1,411,000			$ 1,672,000	$ 729,000
Hong Kong
Concentration of credit risk | $	64,000
Restricted cash | $	$ 5,327,000
PRC
Concentration of credit risk		¥ 72,000
Restricted cash			¥ 4,594,000
PRC | ZHEJIANG TIANLAN
Concentration of credit risk		¥ 44,494,000
Restricted cash			¥ 48,855,000